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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

     Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for two of its series, Evergreen Health Care Fund and Evergreen Utility and Telecommunications Fund, for the year ended October 31, 2006. These two series have an October 31, fiscal year end.

Date of reporting period: October 31, 2006

Item 1 - Reports to Stockholders.

Evergreen Health Care Fund

Evergreen

HEALTH CARE FUND

Annual Report
as of October 31, 2006

Evergreen Investments[SM]
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
26	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the annual report for the Evergreen Health Care Fund, covering the twelve-month period ended October 31, 2006.

While the U.S. economy continued to expand with remarkable persistence, the domestic stock market labored through interim periods of volatility and uncertainty before staging a four-month rally to finish the fiscal year on a strong note. The late surge in equities came as investors took encouragement from two developments: the relaxation of oil and gas prices, which had reached record heights by early July; and the decision of the Federal Reserve to pause in its cycle of rate hikes, leaving the target Fed Funds rate at the 5.25% level set in June. The resulting rally was broadly based, extending from small- to large-cap benchmarks and including value and growth strategies. The Dow Jones Industrial Average reached its all-time high in October, although the broader-based Standard & Poor’s 500 Index remained well below its record level.

The domestic economy frequently showed its strength and flexibility throughout the fiscal year. After hurricane-related weakness late in 2005, demand growth was particularly robust in early 2006, with Gross Domestic Product (GDP) rising by more than 5% in the first quarter. Growth then decelerated to annualized rates of approximately 2.5% and an estimated 2.2% in the second and third quarters, respectively, with weakening most evident in the housing and automotive industries. Yet healthy levels of growth in personal consumption and business investment enabled demand to expand at more historically average rates. In addition, energy prices fell dramatically in the waning months of the fiscal period, boosting consumer confidence and raising hopes for lower inflation in the months ahead. However, officials at the Federal Reserve indicated they continued to be concerned about the possibility of rising inflationary pressures.

1

LETTER TO SHAREHOLDERS continued

Equities generally delivered positive returns for the twelve months, although with considerable short-term volatility as the major market indices seemed to react to each new piece of economic data. Stock performance, moreover, was uneven from sector to sector. Utility shares, for example, tended to outperform the overall market, while health care stock benchmarks tended to underperform. The domestic stock market tended to lag the returns generated overseas.

In this environment, managers of Evergreen’s equity funds focused on specific market sectors, tended to emphasize higher-quality companies with solid balance sheets, healthy cash flows and more consistent profitability. The managers of the Evergreen Health Care Fund, for example, kept the fund well diversified by size, industry and geography, with a healthy allocation to foreign companies. The team managing the Evergreen Utility and Telecommunications Fund focused on investments and companies that had shown improved earnings, often from restructuring, and had demonstrated an ability to raise dividends paid to shareholders.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

LETTER TO SHAREHOLDERS

Notice to Shareholders:

The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short- term trading policy does not apply to:

Money market funds;

Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short- term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

3

FUND AT A GLANCE

as of October 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Walter T. McCormick, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/22/1999

	Class A	Class B	Class C	Class I
Class inception date	12/22/1999	12/22/1999	12/22/1999	12/22/1999

Nasdaq symbol	EHABX	EHCBX	EHCCX	EHCYX

Average annual return*

1-year with sales charge	7.89%	8.72%	12.67%	N/A

1-year w/o sales charge	14.46%	13.72%	13.67%	14.80%

5-year	8.47%	8.71%	8.99%	10.08%

Since portfolio inception	18.72%	18.89%	18.87%	20.06%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Health Care Fund Class A shares versus a similar investment in the S&P 1500 Supercomposite Healthcare Sector Index (S&P 1500 Healthcare), the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 1500 Healthcare and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 14.46% for the twelve-month period ended October 31, 2006, excluding any applicable sales charges. During the same period, the S&P 1500 Healthcare returned 10.72% and the S&P 500 returned 16.34% .

The fund seeks long-term capital growth.

The fund substantially outperformed its primary benchmark, the Standard & Poor’s 1500 Healthcare, which returned 10.72%, during the fiscal year. It was a period in which health care stocks lagged behind the overall market, as many of the largest corporations in the health care universe underperformed. These were companies such as biotechnology giant Amgen, medical device companies Medtronic and Boston Scientific, and HMO UnitedHealth Group. Their weak results were company-specific reasons rather than broad sector trends.

Stock selection played a big part in the fund’s performance edge. We had invested positions in major pharmaceutical companies such as Merck, Pfizer, Bristol Myers and Wyeth, all of which outperformed the industry after their stocks had fallen to historically low valuations following periods of underperformance. In addition, the fund was well diversified with respect to geography and size. We invested an average of 26% of fund assets during the year in foreign health care companies, principally based in Germany, the United Kingdom, Switzerland and Japan, which performed very well in most cases. We also had a sizeable allocation to mid-cap and small-cap domestic health care companies. Also helping performance was the decision not to own UnitedHealth Group as its stock plummeted because of fears of slowing earnings growth and because of a controversy over allegations of backdating of stock options issued to senior executives. The latter controversy resulted in the resignation of the company’s long-time chief executive.

The fund benefited when a number of the companies in which we had invested were acquired by larger companies at premium prices. Schering AG, a German pharmaceutical company and a significant fund holding, eventually was acquired by Bayer AG after a bidding war. Merger-and-acquisition activity in the biotechnology industry resulted in the sale of holdings such as Abgenix, which was purchased by Amgen; and Myogen, taken over by Gilead Sciences. At the same time, several smaller biotech companies performed very well, including OSI Pharmaceuticals, which has been developing oncology products, and Denmark’s GenMab, which is a leader in research in monoclonal anti-bodies.

We did have some disappointments, however. Biotechnology leader Genentech’s stock price slipped during the fiscal year after performing very strongly in 2005. In spite of the recent disappointments, we believe Genentech’s fundamentals and growth prospects remain solid and we have retained our initial investments. In contrast, we have sold our investment in DOV Pharmaceuticals, a small biotechnology company whose outlook deteriorated as it encountered problems with two products in development, one of which did not complete clinical trials. Although we had healthy positions in companies such as Merck, Pfizer and Johnson & Johnson, they were underweighted for diversification and risk control purposes, as they account for large shares of the S&P 1500 Healthcare Sector. As a consequence, our underweight positions tended to hold back results during the rally in those stocks during the fiscal year.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

This fund has participated in IPOs which may have affected performance. There is no assurance that this method will continue to have any impact on the fund’s performance returns.

All data is as of October 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2006	10/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,040.78	$ 8.69
Class B	$ 1,000.00	$ 1,037.27	$12.27
Class C	$ 1,000.00	$ 1,037.31	$12.27
Class I	$ 1,000.00	$ 1,042.46	$ 7.16
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,016.69	$ 8.59
Class B	$ 1,000.00	$ 1,013.16	$12.13
Class C	$ 1,000.00	$ 1,013.16	$12.13
Class I	$ 1,000.00	$ 1,018.20	$ 7.07

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.69% for Class A, 2.39% for Class B, 2.39% for Class C and 1.39% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 19.38	$ 17.84	$ 16.97	$ 12.02	$ 14.94

Income from investment operations
Net investment income (loss)	(0.12)[1]	(0.10)[1]	(0.15)[1]	(0.17)[1]	(0.18)
Net realized and unrealized gains or losses on investments	2.80	2.77	1.16	5.12	(2.74)

Total from investment operations	2.68	2.67	1.01	4.95	(2.92)

Distributions to shareholders from
Net realized gains	(1.13)	(1.13)	(0.14)	0	0

Net asset value, end of period	$ 20.93	$ 19.38	$ 17.84	$ 16.97	$ 12.02

Total return[2]	14.46%	15.58%	6.02%	41.18%	(19.54%)

Ratios and supplemental data
Net assets, end of period (thousands)	$148,460	$114,141	$92,378	$55,982	$26,827
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.69%	1.62%	1.72%	2.03%	2.04%
Expenses excluding waivers/reimbursements and expense reductions	1.70%	1.75%	1.82%	2.03%	2.04%
Net investment income (loss)	(0.63%)	(0.56%)	(0.81%)	(1.17%)	(1.27%)
Portfolio turnover rate	41%	79%	69%	154%	228%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 18.47	$ 17.17	$ 16.45	$ 11.74	$ 14.69

Income from investment operations
Net investment income (loss)	(0.26)	(0.24)	(0.25)	(0.26)[1]	(0.28)
Net realized and unrealized gains or losses on investments	2.68	2.67	1.11	4.97	(2.67)

Total from investment operations	2.42	2.43	0.86	4.71	(2.95)

Distributions to shareholders from
Net realized gains	(1.13)	(1.13)	(0.14)	0	0

Net asset value, end of period	$ 19.76	$ 18.47	$ 17.17	$ 16.45	$ 11.74

Total return[2]	13.72%	14.74%	5.29%	40.12%	(20.08%)

Ratios and supplemental data
Net assets, end of period (thousands)	$97,682	$93,319	$90,268	$75,251	$51,811
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.39%	2.31%	2.43%	2.76%	2.78%
Expenses excluding waivers/reimbursements and expense reductions	2.40%	2.44%	2.53%	2.76%	2.78%
Net investment income (loss)	(1.32%)	(1.25%)	(1.53%)	(1.87%)	(2.03%)
Portfolio turnover rate	41%	79%	69%	154%	228%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS C	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 18.46	$ 17.16	$ 16.44	$ 11.73	$ 14.68

Income from investment operations
Net investment income (loss)	(0.23)	(0.21)	(0.23)	(0.26)[1]	(0.31)
Net realized and unrealized gains or losses on investments	2.64	2.64	1.09	4.97	(2.64)

Total from investment operations	2.41	2.43	0.86	4.71	(2.95)

Distributions to shareholders from
Net realized gains	(1.13)	(1.13)	(0.14)	0	0

Net asset value, end of period	$ 19.74	$ 18.46	$ 17.16	$ 16.44	$ 11.73

Total return[2]	13.67%	14.75%	5.29%	40.15%	(20.10%)

Ratios and supplemental data
Net assets, end of period (thousands)	$65,655	$54,620	$47,667	$34,629	$22,327
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.39%	2.31%	2.43%	2.76%	2.78%
Expenses excluding waivers/reimbursements and expense reductions	2.40%	2.44%	2.53%	2.76%	2.78%
Net investment income (loss)	(1.33%)	(1.26%)	(1.52%)	(1.88%)	(2.03%)
Portfolio turnover rate	41%	79%	69%	154%	228%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 19.70	$ 18.07	$ 17.13	$12.11	$15.00

Income from investment operations
Net investment income (loss)	(0.07)[1]	(0.04)[1]	(0.09)[1]	(0.13)[1]	(0.16)
Net realized and unrealized gains or losses on investments	2.86	2.80	1.17	5.15	(2.73)

Total from investment operations	2.79	2.76	1.08	5.02	(2.89)

Distributions to shareholders from
Net realized gains	(1.13)	(1.13)	(0.14)	0	0

Net asset value, end of period	$ 21.36	$ 19.70	$ 18.07	$17.13	$12.11

Total return	14.80%	15.90%	6.37%	41.45%	(19.27%)

Ratios and supplemental data
Net assets, end of period (thousands)	$14,210	$10,848	$11,516	$3,314	$1,792
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.39%	1.31%	1.39%	1.75%	1.80%
Expenses excluding waivers/reimbursements and expense reductions	1.40%	1.44%	1.49%	1.75%	1.80%
Net investment income (loss)	(0.33%)	(0.22%)	(0.48%)	(0.86%)	(1.03%)
Portfolio turnover rate	41%	79%	69%	154%	228%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

October 31, 2006

	Shares	Value

COMMON STOCKS 99.2%
CONSUMER STAPLES 1.3%
Food & Staples Retailing 1.3%
CVS Corp	134,013	$ 4,205,328

HEALTH CARE 94.5%
Biotechnology 29.5%
Alexion Pharmaceuticals, Inc. *	7,886	294,621
Alkermes, Inc. *	83,401	1,401,137
Amgen, Inc. *	121,974	9,259,046
Angiotech Pharmaceuticals, Inc. *	160,000	1,520,000
Applera Corp. - Celera Genomics Group *	67,877	1,053,451
Arena Pharmaceuticals, Inc. *	79,069	1,205,802
Ariad Pharmaceuticals, Inc. * (p)	43,680	190,008
ArQule, Inc. *	171,637	689,981
BioCryst Pharmaceuticals, Inc. * (p)	100,000	1,187,000
Biogen Idec, Inc. *	122,975	5,853,610
BioMarin Pharmaceutical, Inc. *	63,759	1,022,057
Celgene Corp. *	80,967	4,326,876
Cepheid *	61,178	502,271
CoTherix, Inc. * (p)	131,343	985,073
Cubist Pharmaceuticals, Inc. *	100,000	2,227,000
CV Therapeutics, Inc. * (p)	50,000	647,500
Cytokinetics, Inc. *	50,000	364,500
Dyax Corp. *	51,966	156,937
Genentech, Inc. *	140,000	11,662,000
Genmab AS * (p)	80,000	3,574,853
Genzyme Corp. *	50,000	3,375,500
Geron Corp. * (p)	90,000	721,800
Human Genome Sciences, Inc. *	183,873	2,454,705
ICOS Corp. *	99,886	3,168,384
ImClone Systems, Inc. *	40,000	1,251,600
Incyte Corp. *	269,710	1,283,820
Insmed, Inc. * (p)	350,000	465,500
Martek Biosciences Corp. * (p)	119,785	2,841,300
Maxygen, Inc. *	50,000	426,000
Medarex, Inc. *	140,293	1,812,586
MedImmune, Inc. *	154,186	4,940,119
Millennium Pharmaceuticals, Inc. *	100,000	1,170,000
Neurocrine Biosciences, Inc. *	15,756	181,982
NPS Pharmaceuticals, Inc. *	107,372	506,796
Oscient Pharmaceuticals Corp. *	553,410	614,285
OSI Pharmaceuticals, Inc. * (p)	150,929	5,777,562
PDL BioPharma, Inc. *	70,000	1,479,100
Pharmion Corp. *	60,000	1,467,000
QLT, Inc. * (p)	124,231	1,055,963
Regeneron Pharmaceuticals, Inc. *	150,000	3,007,500
Tanox, Inc. *	179,403	2,409,382
Tercica, Inc. * (p)	70,000	354,200

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Biotechnology continued
Theravance, Inc. *	40,000	$ 1,258,400
Trimeris, Inc. *	169,206	1,289,350
United Therapeutics Corp. *	32,206	1,927,529
Vertex Pharmaceuticals, Inc. *	24,532	995,999
ZymoGenetics, Inc. *	107,166	1,720,014

		96,080,099

Health Care Equipment & Supplies 13.6%
Bausch & Lomb, Inc	84,555	4,527,075
Baxter International, Inc	41,664	1,915,294
Biomet, Inc	93,093	3,522,639
Cyberonics, Inc. * (p)	54,558	983,681
Fresenius AG	34,220	6,177,537
Hospira, Inc. *	67,141	2,440,575
Kinetic Concepts, Inc. *	21,544	748,869
Kyphon, Inc. *	14,849	586,535
Medtronic, Inc	56,407	2,745,893
Smith & Nephew plc	300,000	2,930,967
Sorin SpA * (p)	293,437	535,492
St. Jude Medical, Inc. *	133,253	4,577,241
Vital Signs, Inc	22,767	1,283,148
Wright Medical Group, Inc. *	272,744	6,739,504
Zimmer Holdings, Inc. *	62,624	4,509,554

		44,224,004

Health Care Providers & Services 8.6%
Aetna, Inc	26,657	1,098,802
Caremark Rx, Inc	40,000	1,969,200
CIGNA Corp	32,120	3,757,398
Fresenius Medical Care AG & Co. KGaA	18,571	2,477,533
HCA, Inc	80,000	4,041,600
Manor Care, Inc	25,784	1,237,374
Quest Diagnostics, Inc	72,742	3,618,187
WellPoint, Inc. *	130,000	9,921,600

		28,121,694

Life Sciences Tools & Services 1.9%
Applera Corp. - Applied Biosystems Group	60,000	2,238,000
Bio-Rad Laboratories, Inc. *	34,265	2,515,736
Nektar Therapeutics *	98,557	1,422,178

		6,175,914

Pharmaceuticals 40.9%
Abbott Laboratories	180,000	8,551,800
Adolor Corp. *	50,300	689,613
Alpharma, Inc	30,042	663,027
Andrx Group *	87,667	2,155,732

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
AstraZeneca plc	123,651	$ 7,306,119
AtheroGenics, Inc. * (p)	110,000	1,430,000
AVANIR Pharmaceuticals * (p)	50,427	200,699
Bristol-Myers Co	224,936	5,567,166
Chugai Pharmaceutical Co., Ltd. (p)	160,000	3,284,437
Daiichi Sankyo Co., Ltd	140,800	4,190,942
Elan Corp. plc, ADR *	54,452	788,465
Eli Lilly & Co	76,673	4,294,455
GlaxoSmithKline plc, ADR	150,000	7,987,500
Ipsen SA	149,024	6,152,225
Johnson & Johnson	150,000	10,110,000
Kos Pharmaceuticals, Inc. *	7,996	397,801
Merck & Co., Inc	96,142	4,366,770
Merck KGaA	43,060	4,538,954
MGI Pharma, Inc. *	40,000	761,200
Mylan Laboratories, Inc	46,601	955,320
Novartis AG, ADR	83,249	5,055,712
Novo Nordisk AS	69,950	5,281,460
Par Pharmaceutical Companies, Inc. *	92,156	1,796,120
Pfizer, Inc	330,288	8,802,175
Roche Holding AG	60,000	10,505,489
Sanofi-Aventis SA, ADR	52,179	2,227,522
Schering-Plough Corp	400,000	8,856,000
Sepracor, Inc. *	58,622	3,034,275
Taro Pharmaceutical Industries, Ltd. * (p)	43,785	457,115
Valeant Pharmaceuticals International	100,000	1,868,000
Valera Pharmaceuticals, Inc. *	205,482	1,323,304
ViroPharma, Inc. *	39,602	527,895
Watson Pharmaceuticals, Inc. *	53,984	1,452,709
Wyeth	153,817	7,849,282

		133,429,283

INDUSTRIALS 1.3%
Industrial Conglomerates 1.3%
Tyco International, Ltd	144,862	4,263,289

MATERIALS 2.1%
Chemicals 2.1%
Bayer AG	72,828	3,666,461
Sigma-Aldrich Corp	21,935	1,647,538
Syngenta AG	11,000	1,777,376

		7,091,375

Total Common Stocks (cost $266,901,408)		323,590,986

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Shares	Value

SHORT-TERM INVESTMENTS 5.2%
MUTUAL FUND SHARES 5.2%
Evergreen Institutional U.S. Government Money Market Fund ø	1,565,724	$ 1,565,724
Evergreen Prime Cash Management Money Market Fund ø (pp)	15,278,010	15,278,010

Total Short-Term Investments (cost $16,843,734)		16,843,734

Total Investments (cost $283,745,142) 104.4%		340,434,720
Other Assets and Liabilities (4.4%)		(14,427,628)

Net Assets 100.0%		$ 326,007,092

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by industry as of October 31, 2006:
Pharmaceuticals	41.5%
Biotechnology	29.4%
Health Care Equipment & Supplies	13.7%
Health Care Providers & Services	8.7%
Chemicals	2.2%
Life Sciences Tools & Services	1.9%
Industrial Conglomerates	1.3%
Food & Staples Retailing	1.3%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

Assets
Investments in securities, at value (cost $266,901,408)
including $14,980,585 of securities loaned	$ 323,590,986
Investments in affiliated money market funds, at value (cost $16,843,734)	16,843,734

Total investments	340,434,720
Foreign currency, at value (cost $60,589)	62,731
Receivable for Fund shares sold	1,081,978
Dividends receivable	207,778
Receivable for securities lending income	6,160
Prepaid expenses and other assets	34,533

Total assets	341,827,900

Liabilities
Payable for Fund shares redeemed	456,681
Payable for securities on loan	15,278,010
Advisory fee payable	7,906
Distribution Plan expenses payable	5,683
Due to other related parties	10,830
Accrued expenses and other liabilities	61,698

Total liabilities	15,820,808

Net assets	$ 326,007,092

Net assets represented by
Paid-in capital	$ 263,648,874
Undistributed net investment loss	(5,153)
Accumulated net realized gains on investments	5,671,258
Net unrealized gains on investments	56,692,113

Total net assets	$ 326,007,092

Net assets consists of
Class A	$ 148,459,909
Class B	97,682,181
Class C	65,655,477
Class I	14,209,525

Total net assets	$ 326,007,092

Shares outstanding (unlimited number of shares authorized)
Class A	7,092,036
Class B	4,944,095
Class C	3,325,513
Class I	665,308

Net asset value per share
Class A	$ 20.93
Class A — Offering price (based on sales charge of 5.75%)	$ 22.21
Class B	$ 19.76
Class C	$ 19.74
Class I	$ 21.36

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended October 31, 2006

Investment income
Dividends (net of foreign withholding taxes of $109,397)	$ 2,919,573
Income from affiliates	263,260
Interest	32,521

Total investment income	3,215,354

Expenses
Advisory fee	2,695,715
Distribution Plan expenses
Class A	394,434
Class B	967,875
Class C	617,737
Administrative services fee	300,837
Transfer agent fees	882,041
Trustees’ fees and expenses	7,307
Printing and postage expenses	101,876
Custodian and accounting fees	134,427
Registration and filing fees	87,153
Professional fees	29,958
Interest expense	1,166
Other	5,645

Total expenses	6,226,171
Less: Expense reductions	(6,277)
Fee waivers	(34,809)

Net expenses	6,185,085

Net investment loss	(2,969,731)

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	14,413,692
Foreign currency related transactions	46,585

Net realized gains on investments	14,460,277
Net change in unrealized gains or losses on investments	27,654,162

Net realized and unrealized gains or losses on investments	42,114,439

Net increase in net assets resulting from operations	$ 39,144,708

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2006		2005

Operations
Net investment loss	$ (2,969,731)		$ (2,390,183)
Net realized gains on investments		14,460,277		18,000,490
Net change in unrealized gains or losses
on investments		27,654,162		19,505,695

Net increase in net assets resulting
from operations		39,144,708		35,116,002

Distributions to shareholders from
Net realized gains
Class A		(6,725,107)		(5,798,855)
Class B		(5,698,290)		(5,847,362)
Class C		(3,373,660)		(3,088,730)
Class I		(615,946)		(720,862)

Total distributions to shareholders		(16,413,003)		(15,455,809)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,712,649	53,686,026	2,142,524	40,122,571
Class B	533,693	10,029,323	571,180	10,164,369
Class C	994,644	18,623,131	837,609	15,112,345
Class I	197,175	4,021,797	161,098	3,014,893

		86,360,277		68,414,178

Net asset value of shares issued in
reinvestment of distributions
Class A	323,278	6,103,480	298,655	5,271,264
Class B	289,214	5,188,491	318,944	5,399,721
Class C	146,996	2,634,170	156,417	2,646,577
Class I	29,450	565,737	38,319	685,519

		14,491,878		14,003,081

Automatic conversion of Class B shares
to Class A shares
Class A	64,138	1,271,724	79,616	1,470,122
Class B	(67,695)	(1,271,724)	(83,193)	(1,470,122)

		0		0

Payment for shares redeemed
Class A	(1,897,513)	(37,439,285)	(1,808,289)	(33,397,674)
Class B	(862,313)	(16,201,802)	(1,012,171)	(17,943,532)
Class C	(774,572)	(14,586,359)	(812,975)	(14,309,881)
Class I	(112,082)	(2,277,144)	(286,079)	(5,327,310)

		(70,504,590)		(70,978,397)

Net increase in net assets resulting
from capital share transactions		30,347,565		11,438,862

Total increase in net assets		53,079,270		31,099,055
Net assets
Beginning of period		272,927,822		241,828,767

End of period	$ 326,007,092		$ 272,927,822

Undistributed net investment loss	$ (5,153)		$ (3,066)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Health Care Fund (the “Fund”) is a non-diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

18

NOTES TO FINANCIAL STATEMENTS continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

19

NOTES TO FINANCIAL STATEMENTS continued

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net operating losses. During the year ended October 31, 2006, the following amounts were reclassified:

Undistributed net investment loss	$ 2,967,644
Accumulated net realized gains on investments	(2,967,644)

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.90% and declining to 0.70% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended October 31, 2006, EIMC waived its advisory fee in the amount of $34,809.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliates on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended October 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.29% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended October 31, 2006, the Fund paid brokerage commissions of $6,053 to Wachovia Securities, LLC.

20

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended October 31, 2006, EIS received $62,567 from the sale of Class A shares and $204,436 and $9,748 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $143,822,520 and $123,339,302, respectively, for the year ended October 31, 2006.

During the year ended October 31, 2006, the Fund loaned securities to certain brokers and earned $193,878 in affiliated income relating to securities lending activity which is included in income from affiliates on the Statement of Operations. At October 31, 2006, the value of securities on loan and the value of collateral amounted to $14,980,585 and $15,278,010, respectively.

On October, 31, 2006, the aggregate cost of securities for federal income tax purposes was $287,699,505. The gross unrealized appreciation and depreciation on securities based on tax cost was $70,642,476 and $17,907,261, respectively, with a net unrealized appreciation of $52,735,215.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended October 31, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

	Undistributed
Undistributed	Long-term	Unrealized
Ordinary Income	Capital Gain	Appreciation

$7,640,487	$1,979,981	$52,737,750

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

21

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended October 31,

	2006	2005

Ordinary Income	$ 7,469,704	$ 6,625,092
Long-term Capital Gain	8,943,299	8,830,717

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09%.

During the year ended October 31, 2006, the Fund had average borrowings outstanding of $22,994 at an average rate of 5.07% and paid interest of $1,166.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing

22

NOTES TO FINANCIAL STATEMENTS continued

its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

23

NOTES TO FINANCIAL STATEMENTS continued

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

14. SUBSEQUENT DISTRIBUTIONS

On December 5, 2006, the Fund declared distributions from short-term and long-term capital gains to shareholders of record on December 4, 2006. The per share amounts payable on December 6, 2006 were as follows:

	Short-term	Long-term
	Capital Gains	Capital Gains

Class A	$ 0.4848	$ 0.1256
Class B	0.4848	0.1256
Class C	0.4848	0.1256
Class I	0.4848	0.1256

These distributions are not reflected in the accompanying financial statements.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Health Care Fund, a series of Evergreen Equity Trust, as of October 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Health Care Fund, as of October 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 22, 2006

25

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated capital gain distributions of $8,943,299 for the fiscal year ended October 31, 2006.

For corporate shareholders, 19.53% of ordinary income dividends paid during the fiscal year ended October 31, 2006 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended October 31, 2006, the Fund designates 31.34% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2006 year-end tax information will be reported to you on your 2006 Form 1099-DIV, which shall be provided to you in early 2007.

26

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Health Care Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

27

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In

28

ADDITIONAL INFORMATION (unaudited) continued

addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the fund. They noted that EIMC formulates and implements an investment program for the fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency

29

ADDITIONAL INFORMATION (unaudited) continued

with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. The Trustees considered that the Fund’s portfolio manager had recently informed EIMC of his intention to leave the firm. The Trustees also considered the steps EIMC had taken to identify a replacement portfolio manager and to ensure appropriate portfolio management for the Fund in the interim.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton*	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

* Shirley L. Fulton served as Trustee through November 20, 2006.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of September 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2005

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

564347 rv4 12/2006

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564347 rv4 12/2006

Evergreen Utility and Telecommunications Fund

Evergreen

UTILITY AND TELECOMMUNICATIONS FUND

Annual Report
as of October 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the annual report for the Evergreen Utility and Telecommunications Fund, covering the twelve-month period ended October 31, 2006.

While the U.S. economy continued to expand with remarkable persistence, the domestic stock market labored through interim periods of volatility and uncertainty before staging a four-month rally to finish the fiscal year on a strong note. The late surge in equities came as investors took encouragement from two developments: the relaxation of oil and gas prices, which had reached record heights by early July; and the decision of the Federal Reserve to pause in its cycle of rate hikes, leaving the target Fed Funds rate at the 5.25% level set in June. The resulting rally was broadly based, extending from small- to large-cap benchmarks and including value and growth strategies. The Dow Jones Industrial Average reached its all-time high in October, although the broader-based Standard & Poor’s 500 Index remained well below its record level.

The domestic economy frequently showed its strength and flexibility throughout the fiscal year. After hurricane-related weakness late in 2005, demand growth was particularly robust in early 2006, with Gross Domestic Product (GDP) rising by more than 5% in the first quarter. Growth then decelerated to annualized rates of approximately 2.5% and an estimated 2.2% in the second and third quarters, respectively, with weakening most evident in the housing and automotive industries. Yet healthy levels of growth in personal consumption and business investment enabled demand to expand at more historically average rates. In addition, energy prices fell dramatically in the waning months of the fiscal period, boosting consumer confidence and raising hopes for lower inflation in the months ahead. However, officials at the Federal Reserve indicated they continued to be concerned about the possibility of rising inflationary pressures.

Equities generally delivered positive returns for the twelve months,

LETTER TO SHAREHOLDERS continued

although with considerable short-term volatility as the major market indices seemed to react to each new piece of economic data. Stock performance, moreover, was uneven from sector to sector. Utility shares, for example, tended to outperform the overall market, while health care stock benchmarks tended to underperform. The domestic stock market tended to lag the returns generated overseas.

In this environment, managers of Evergreen’s equity funds focused on specific market sectors, tended to emphasize higher-quality companies with solid balance sheets, healthy cash flows and more consistent profitability. The managers of the Evergreen Health Care Fund, for example, kept the fund well diversified by size, industry and geography, with a healthy allocation to foreign companies. The team managing the Evergreen Utility and Telecommunications Fund focused on investments and companies that had shown improved earnings, often from restructuring, and had demonstrated an ability to raise dividends paid to shareholders.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Notice to Shareholders:

The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short- term trading policy does not apply to:

Money market funds;

Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short- term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

FUND AT A GLANCE

as of October 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Timothy P. O’Brien, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/4/1994

	Class A	Class B	Class C	Class I
Class inception date	1/4/1994	1/4/1994	9/2/1994	2/28/1994

Nasdaq symbol	EVUAX	EVUBX	EVUCX	EVUYX

Average annual return*

1-year with sales charge	14.71%	15.85%	19.77%	N/A

1-year w/o sales charge	21.67%	20.85%	20.77%	22.09%

5-year	12.41%	12.68%	12.93%	14.10%

10-year	9.93%	9.77%	9.77%	10.88%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Utility and Telecommunications Fund Class A shares versus a similar investment in the S&P 500 Index (S&P 500), the S&P Utilities Index (S&P Utilities) and the Consumer Price Index (CPI).

The S&P 500 and the S&P Utilities are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 21.67% for the twelve-month period ended October 31, 2006, excluding any applicable sales charges. During the same period, the S&P 500 returned 16.34% and the S&P Utilities returned 17.90% .

The fund seeks high current income and moderate capital growth.

The fund performed well during the fiscal year, outpacing its benchmarks as well as the overall market. While short-term rates rose in 2006, long-term rates remained stable which created a positive backdrop for utility shares.

During the period, high levels of investments in domestic utilities lead to sustained earnings growth. In this positive environment, we continued to focus on investments in companies that had restructured themselves and begun to show improvement and in companies that had the ability to raise their dividends to shareholders. The generation of higher levels of income was a focus in 2006, and during the year, we were able to increase the fund’s dividend yield to shareholders.

For the first time since 1999, the star performers in the fund’s portfolio were telephone companies, not utilities. BellSouth, AT&T and Verizon rallied sharply throughout the year after five years of laggard performance. Utility companies including TXU Corp. and FirstEnergy, based in Texas and Ohio respectively, also performed very well during the year. The Fund’s foreign utility positions including National Grid and Endesa were also significant contributors to performance.

Holding back results somewhat were the fund’s positions in utility preferred stocks. About 3% of portfolio assets were allocated to preferred stocks because of their ability to increase dividend income while also reducing overall price risk, especially in a down market. While these investments performed positively on a total return basis and also added to dividend income, they lagged the benchmark index total return of more than 17%.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of October 31, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 to October 31, 2006.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2006	10/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,136.69	$ 5.92
Class B	$ 1,000.00	$ 1,133.35	$ 9.95
Class C	$ 1,000.00	$ 1,132.64	$10.00
Class I	$ 1,000.00	$ 1,139.03	$ 4.58
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.66	$ 5.60
Class B	$ 1,000.00	$ 1,015.88	$ 9.40
Class C	$ 1,000.00	$ 1,015.83	$ 9.45
Class I	$ 1,000.00	$ 1,020.92	$ 4.33

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.10% for Class A, 1.85% for Class B, 1.86% for Class C and 0.85% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 12.03	$ 9.54	$ 7.67	$ 6.40	$ 8.66

Income from investment operations
Net investment income (loss)	1.15[1]	0.41	0.21	0.17	0.25
Net realized and unrealized gains or losses on investments	1.35	2.49	1.87	1.27	(2.26)

Total from investment operations	2.50	2.90	2.08	1.44	(2.01)

Distributions to shareholders from
Net investment income	(0.90)	(0.41)	(0.21)	(0.17)	(0.25)

Net asset value, end of period	$ 13.63	$ 12.03	$ 9.54	$ 7.67	$ 6.40

Total return[2]	21.67%	30.67%	27.44%	22.99%	(23.57%)

Ratios and supplemental data
Net assets, end of period (thousands)	$329,166	$263,563	$195,751	$164,414	$143,567
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.11%	1.08%	1.32%	1.58%	1.16%
Expenses excluding waivers/reimbursements and expense reductions	1.20%	1.24%	1.50%	1.66%	1.59%
Net investment income (loss)	9.05%	3.71%	2.43%	2.55%	3.26%
Portfolio turnover rate	121%	106%	49%	177%	304%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 12.03	$ 9.55	$ 7.67	$ 6.40	$ 8.67

Income from investment operations
Net investment income (loss)	1.09[1]	0.33	0.15	0.12	0.19
Net realized and unrealized gains or losses on investments	1.32	2.48	1.88	1.27	(2.27)

Total from investment operations	2.41	2.81	2.03	1.39	(2.08)

Distributions to shareholders from
Net investment income	(0.81)	(0.33)	(0.15)	(0.12)	(0.19)

Net asset value, end of period	$ 13.63	$ 12.03	$ 9.55	$ 7.67	$ 6.40

Total return[2]	20.85%	29.66%	26.69%	22.09%	(24.22%)

Ratios and supplemental data
Net assets, end of period (thousands)	$69,496	$66,717	$60,169	$58,975	$59,748
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.86%	1.77%	2.03%	2.30%	1.90%
Expenses excluding waivers/reimbursements and expense reductions	1.90%	1.93%	2.21%	2.38%	2.33%
Net investment income (loss)	8.60%	2.98%	1.73%	1.87%	2.53%
Portfolio turnover rate	121%	106%	49%	177%	304%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS C	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 12.04	$ 9.56	$ 7.68	$ 6.41	$ 8.67

Income from investment operations
Net investment income (loss)	1.00[1]	0.33	0.15	0.13	0.19
Net realized and unrealized gains or losses on investments	1.41	2.48	1.88	1.26	(2.26)

Total from investment operations	2.41	2.81	2.03	1.39	(2.07)

Distributions to shareholders from
Net investment income	(0.82)	(0.33)	(0.15)	(0.12)	(0.19)

Net asset value, end of period	$ 13.63	$ 12.04	$ 9.56	$ 7.68	$ 6.41

Total return[2]	20.77%	29.63%	26.66%	22.07%	(24.11%)

Ratios and supplemental data
Net assets, end of period (thousands)	$45,765	$26,619	$13,168	$11,831	$8,368
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.86%	1.80%	2.03%	2.30%	1.91%
Expenses excluding waivers/reimbursements and expense reductions	1.90%	1.96%	2.21%	2.38%	2.34%
Net investment income (loss)	7.92%	3.11%	1.72%	1.80%	2.52%
Portfolio turnover rate	121%	106%	49%	177%	304%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended October 31,

CLASS I	2006	2005	2004	2003	2002

Net asset value, beginning of period	$12.04	$ 9.55	$ 7.68	$ 6.40	$ 8.66

Income from investment operations
Net investment income (loss)	1.26[1]	0.43	0.22[1]	0.20	0.28
Net realized and unrealized gains or losses on investments	1.28	2.50	1.88	1.27	(2.27)

Total from investment operations	2.54	2.93	2.10	1.47	(1.99)

Distributions to shareholders from
Net investment income	(0.93)	(0.44)	(0.23)	(0.19)	(0.27)

Net asset value, end of period	$13.65	$12.04	$ 9.55	$ 7.68	$ 6.40

Total return	22.09%	31.01%	27.76%	23.49%	(23.38%)

Ratios and supplemental data
Net assets, end of period (thousands)	$2,606	$7,168	$2,367	$ 689	$ 637
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.86%	0.81%	0.98%	1.30%	0.91%
Expenses excluding waivers/reimbursements and expense reductions	0.90%	0.97%	1.16%	1.38%	1.34%
Net investment income (loss)	9.98%	4.42%	2.57%	2.86%	3.53%
Portfolio turnover rate	121%	106%	49%	177%	304%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2006

	Shares	Value

COMMON STOCKS 82.6%
ENERGY 7.6%
Oil, Gas & Consumable Fuels 7.6%
Crosstex Energy, Inc. (p)	100,000	$ 9,598,000
Genesis Energy, LP	275,000	4,702,500
Regency Energy Partners, LP (p)	125,000	3,250,000
Southwestern Energy Co. * (p)	100,000	3,558,000
Valero GP Holdings, LLC	150,000	3,025,500
Williams Partners, LP (p)	275,000	10,067,750

		34,201,750

FINANCIALS 3.0%
Real Estate Investment Trusts 3.0%
Global Signal, Inc. (p)	250,000	13,575,000

TELECOMMUNICATION SERVICES 24.9%
Diversified Telecommunication Services 15.1%
AT&T, Inc	450,000	15,412,500
BellSouth Corp	350,000	15,785,000
Embarq Corp. *	25,000	1,208,750
Shenandoah Telecommunications Co. (p) +	235,000	11,012,100
TELUS Corp	75,000	4,336,376
Verizon Communications, Inc	525,000	19,425,000
Windstream Corp	25,848	354,635

		67,534,361

Wireless Telecommunication Services 9.8%
Alltel Corp	225,000	11,994,750
American Tower Corp., Class A *	225,000	8,104,500
Centennial Communications Corp	575,000	2,967,000
Crown Castle International Corp. * (p)	75,000	2,523,750
Dobson Communications Corp. * (p)	475,000	3,686,000
Rogers Communications, Inc	150,000	8,973,000
SBA Communcations Corp. *	200,000	5,342,000

		43,591,000

UTILITIES 47.1%
Electric Utilities 17.8%
Allegheny Energy, Inc. *	200,000	8,606,000
Allete, Inc. (p)	100,000	4,510,000
British Energy Group plc *	1,450,000	11,628,983
DPL, Inc. (p)	350,000	10,052,000
E.ON AG, ADR	65,000	2,608,450
Edison International	50,000	2,222,000
El Paso Electric Co. *	20,000	467,200
Entergy Corp	110,000	9,441,300
Exelon Corp	100,000	6,198,000
FirstEnergy Corp	200,000	11,770,000
Fortum Oyj	200,000	5,502,758

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
FPL Group, Inc. (p)	80,000	$ 4,080,000
ITC Holdings Corp	65,000	2,308,800

		79,395,491

Gas Utilities 2.5%
UGI Corp	420,000	11,130,000

Independent Power Producers & Energy Traders 6.5%
Canadian Hydro Developers, Inc. *	60,000	306,144
Constellation Energy Group, Inc	250,000	15,600,000
Ormat Technologies, Inc. (p)	50,000	1,920,000
TXU Corp	175,000	11,047,750

		28,873,894

Multi-Utilities 19.2%
Duke Energy Corp	125,000	3,955,000
Florida Public Utilities Co	25,000	347,000
KeySpan Corp	495,000	20,087,100
MDU Resources Group, Inc	300,000	7,704,000
National Grid Transco plc, ADR	165,000	10,469,250
NSTAR	75,000	2,609,250
PG&E Corp. (p)	75,000	3,235,500
Public Service Enterprise Group, Inc	300,000	18,315,000
Sempra Energy	200,000	10,608,000
Wisconsin Energy Corp. (p)	190,000	8,728,600

		86,058,700

Water Utilities 1.1%
Aqua America, Inc. (p)	50,000	1,212,500
California Water Service Group	72,000	2,800,800
Pennichuck Corp. (p)	50,000	994,500

		5,007,800

Total Common Stocks (cost $286,539,722)		369,367,996

CONVERTIBLE PREFERRED STOCKS 2.5%
ENERGY 0.7%
Oil, Gas & Consumable Fuels 0.7%
El Paso Corp., 4.99%, 12/31/2049	2,500	3,078,125

FINANCIALS 1.2%
Real Estate Investment Trusts 1.2%
Annaly Capital Management, Inc., 6.00%, 12/31/2049	200,000	5,475,000

UTILITIES 0.6%
Electric Utilities 0.6%
NRG Energy, Inc., 5.75%, 03/16/2009	10,000	2,471,250

Total Convertible Preferred Stocks (cost $10,385,194)		11,024,375

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Shares	Value

PREFERRED STOCKS 2.0%
UTILITIES 2.0%
Electric Utilities 1.6%
Aquila, Inc. (p)	178,400	$ 4,513,520
Connecticut Light & Power, Ser. 54E	3,925	150,499
Consolidated Edison, Inc	11,900	1,044,225
Entergy Arkansas, Inc	1,673	144,558
Louisville Gas & Electric Co	6,251	160,026
Pacific Gas & Electric Co., Ser. I	31,400	643,700
Southern California Edison Co., Ser. B	1,200	22,386
Union Electric Co., Ser. 1969	6,300	470,137

		7,149,051

Multi-Utilities 0.4%
Public Service Company of New Mexico	18,000	1,530,564

Total Preferred Stocks (cost $6,579,724)		8,679,615

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 1.9%
ENERGY 1.3%
Oil, Gas & Consumable Fuels 1.3%
McMoRan Exploration Co., 5.25%, 10/06/2011 144A +	$ 5,000,000	5,625,000

UTILITIES 0.6%
Electric Utilities 0.6%
Reliant Energy, Inc., 5.00%, 08/15/2010	2,000,000	2,912,500

Total Convertible Debentures (cost $8,004,102)		8,537,500

	Shares	Value

WARRANTS 5.2%
UTILITIES 5.2%
Electric Utilities 5.2%
Mirant Corp., Ser. A, Expiring 01/03/2011 *	1,300,000	14,722,500
Mirant Corp., Ser. B, Expiring 01/03/2011 * (p)	700,000	8,599,500

Total Warrants (cost $18,735,617)		23,322,000

EXCHANGE TRADED FUND 1.6%
Utilties Select Sector SPDR (p) (cost $6,876,200)	200,000	7,160,000

MUTUAL FUND SHARES 0.1%
Tortoise Energy Capital Corp. (cost $462,222)	20,665	503,399

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2006

	Shares	Value

SHORT-TERM INVESTMENTS 20.6%
MUTUAL FUND SHARES 20.6%
Evergreen Institutional Money Market Fund ø	27,221,732	$ 27,221,732
Navigator Prime Portfolio (pp)	64,876,284	64,876,284

Total Short-Term Investments (cost $92,098,016)		92,098,016

Total Investments (cost $429,680,797) 116.5%		520,692,901
Other Assets and Liabilities (16.5%)		(73,660,651)

Net Assets 100.0%		$ 447,032,250

(p)	All or a portion of this security is on loan.
*	Non-income producing security
+	Security is deemed illiquid.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by industry as of October 31, 2006:
Electric Utilities	26.9%
Multi-Utilities	20.5%
Diversified Telecommunication Services	14.7%
Wireless Telecommunication Services	11.2%
Oil, Gas & Consumable Fuels	10.0%
Independent Power Producers & Energy Traders	6.7%
Real Estate Investment Trusts	4.4%
Gas Utilities	2.6%
Water Utilities	1.2%
Other	1.8%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2006

Assets
Investments in securities, at value (cost $402,459,065) including $63,337,783 of securities
loaned	$ 493,471,169
Investments in affiliated money market fund, at value (cost $27,221,732)	27,221,732

Total investments	520,692,901
Foreign currency, at value (cost $34)	33
Receivable for securities sold	2,985,824
Receivable for Fund shares sold	3,637,303
Dividends and interest receivable	1,033,815
Receivable for securities lending income	11,760
Receivable from investment advisor	2,572
Prepaid expenses and other assets	45,137

Total assets	528,409,345

Liabilities
Payable for securities purchased	15,743,357
Payable for Fund shares redeemed	696,631
Payable for securities on loan	64,876,284
Due to related parties	1,641
Accrued expenses and other liabilities	59,182

Total liabilities	81,377,095

Net assets	$ 447,032,250

Net assets represented by
Paid-in capital	$ 454,340,186
Undistributed net investment income	6,202,260
Accumulated net realized losses on investments	(104,510,066)
Net unrealized gains on investments	90,999,870

Total net assets	$ 447,032,250

Net assets consists of
Class A	$ 329,165,572
Class B	69,495,541
Class C	45,765,017
Class I	2,606,120

Total net assets	$ 447,032,250

Shares outstanding (unlimited number of shares authorized)
Class A	24,143,909
Class B	5,099,517
Class C	3,357,004
Class I	190,967

Net asset value per share
Class A	$ 13.63
Class A — Offering price (based on sales charge of 5.75%)	$ 14.46
Class B	$ 13.63
Class C	$ 13.63
Class I	$ 13.65

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended October 31, 2006

Investment income
Dividends (net of foreign withholding taxes of $1,332,555)	$ 35,691,343
Income from affiliate	902,258
Interest	623,372
Securities lending	117,557

Total investment income	37,334,530

Expenses
Advisory fee	1,539,109
Distribution Plan expenses
Class A	817,375
Class B	655,480
Class C	258,197
Administrative services fee	364,563
Transfer agent fees	1,033,601
Trustees’ fees and expenses	4,385
Printing and postage expenses	97,528
Custodian and accounting fees	116,798
Registration and filing fees	82,872
Professional fees	37,214
Other	7,749

Total expenses	5,014,871
Less: Expense reductions	(12,026)
Fee waivers and expense reimbursements	(258,313)

Net expenses	4,744,532

Net investment income	32,589,998

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	36,615,505
Foreign currency related transactions	(122,909)

Net realized gains on investments	36,492,596
Net change in unrealized gains or losses on investments	3,717,918

Net realized and unrealized gains or losses on investments	40,210,514

Net increase in net assets resulting from operations	$ 72,800,512

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2006		2005

Operations
Net investment income	$ 32,589,998		$ 11,429,848
Net realized gains on investments		36,492,596		56,074,832
Net change in unrealized gains or losses
on investments		3,717,918		14,078,846

Net increase in net assets resulting from
operations		72,800,512		81,583,526

Distributions to shareholders from
Net investment income
Class A		(19,687,936)		(8,785,304)
Class B		(4,145,967)		(1,936,093)
Class C		(1,683,876)		(608,498)
Class I		(191,877)		(201,022)

Total distributions to shareholders		(25,709,656)		(11,530,917)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	6,648,775	85,941,534	3,608,729	41,456,474
Class B	768,601	9,917,443	777,106	8,856,230
Class C	2,080,895	27,243,651	1,317,106	15,250,818
Class I	94,610	1,215,066	501,424	5,651,465

		124,317,694		71,214,987

Net asset value of shares issued in
reinvestment of distributions
Class A	1,387,163	17,360,692	668,654	7,708,972
Class B	292,059	3,639,122	152,203	1,752,572
Class C	90,711	1,138,116	34,780	404,535
Class I	14,012	173,715	14,730	175,800

		22,311,645		10,041,879

Automatic conversion of Class B shares to
Class A shares
Class A	170,543	2,135,408	266,796	2,944,448
Class B	(170,621)	(2,135,408)	(266,772)	(2,944,448)

		0		0

Payment for shares redeemed
Class A	(5,978,937)	(74,984,576)	(3,141,093)	(35,282,220)
Class B	(1,336,490)	(16,902,771)	(1,418,139)	(15,815,358)
Class C	(1,026,039)	(12,665,418)	(518,572)	(5,702,351)
Class I	(513,081)	(6,202,311)	(168,457)	(1,897,361)

		(110,755,076)		(58,697,290)

Net increase in net assets resulting from
capital share transactions		35,874,263		22,559,576

Total increase in net assets		82,965,119		92,612,185
Net assets
Beginning of period		364,067,131		271,454,946

End of period	$ 447,032,250		$ 364,067,131

Undistributed (overdistributed) net
investment income	$ 6,202,260		$ (152,149)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Utility and Telecommunications Fund (the “Fund”) is a non-diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

NOTES TO FINANCIAL STATEMENTS continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS continued

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses and certain distributions received from real estate investment trusts. During the year ended October 31, 2006, the following amounts were reclassified:

Undistributed net investment income	$ (525,933)
Accumulated net realized losses on investments	525,933

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase. Prior to January 1, 2006, the Fund paid EIMC an annual fee of 0.42% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended October 31, 2006, EIMC waived its advisory fee in the amount of $133,593 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $124,720.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended October 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.28% of the Fund’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended October 31, 2006, the Fund paid brokerage commissions of $171,091 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended October 31, 2006, EIS received $62,907 from the sale of Class A shares and $110,886 and $11,559 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $468,206,758 and $428,173,126, respectively, for the year ended October 31, 2006.

During the year ended October 31, 2006, the Fund loaned securities to certain brokers. At October 31, 2006, the value of securities on loan and the value of collateral amounted to $63,337,783 and $64,876,284, respectively.

On October 31, 2006, the aggregate cost of securities for federal income tax purposes was $430,089,236. The gross unrealized appreciation and depreciation on securities based on tax cost was $91,445,870 and $842,205, respectively, with a net unrealized appreciation of $90,603,665.

As of October 31, 2006, the Fund had $104,101,627 in capital loss carryovers for federal income tax purposes expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended October 31, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryovers

$6,242,271	$90,551,420	$104,101,627

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid were $25,709,656 and $11,530,917 of ordinary income for the years ended October 31, 2006 and October 31, 2005, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended October 31, 2006, the Fund had no borrowings.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

NOTES TO FINANCIAL STATEMENTS continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS continued

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

14. SUBSEQUENT DISTRIBUTIONS

On December 14, 2006, the Fund declared distributions from net investment income to shareholders of record on December 13, 2006. The per share amounts payable on December 15, 2006 were as follows:

Net
Investment
Income

Class A	$ 0.2225
Class B	0.1885
Class C	0.1913
Class I	0.2231

These distributions are not reflected in the accompanying financial statements.

NOTES TO FINANCIAL STATEMENTS continued

15. SUBSEQUENT EVENT

As a result of a Meeting of Shareholders held on December 15, 2006, Crow Point Partners, LLC became a sub-advisor to the Fund and is paid by EIMC for its services to the Fund. There is no change to the fees paid by the Fund to EIMC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Utility and Telecommunications Fund, a series of Evergreen Equity Trust, as of October 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Utility and Telecommunications Fund, as of October 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 22, 2006

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 24.89% of ordinary income dividends paid during the fiscal year ended October 31, 2006 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended October 31, 2006, the Fund designates 50.32% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2006 year-end tax information will be reported to you on your 2006 Form 1099-DIV, which shall be provided to you in early 2007.

MEETING OF SHAREHOLDERS

On December 15, 2006, a Meeting of Shareholders for the Fund was held to consider a number of proposals. On October 13, 2006, the record date for the meeting, the Fund had $425,383,921 of net assets outstanding of which $217,261,373 (51.07%) of net assets were represented at the meeting.

Proposal 1 — To consider a Sub-Advisory Agreement with Crow Point Partners, LLC:
190,396,722	voted “For”
8,766,433	voted “Against”
18,098,218	voted “Abstain”

Proposal 2 — To consider and vote upon such other matters as may properly come before the meeting or any adjournment thereof:
187,171,423	voted “For”
10,685,874	voted “Against”
19,404,076	voted “Abstain”

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Utility and Telecommunications Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of

ADDITIONAL INFORMATION (unaudited) continued

the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and

ADDITIONAL INFORMATION (unaudited) continued

its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the fund. They noted that EIMC formulates and implements an investment program for the fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency

ADDITIONAL INFORMATION (unaudited) continued

with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. The Trustees noted that the Fund’s portfolio manager has informed EIMC of his intention to leave EIMC and form a new investment advisory firm. The Trustees considered that EIMC has taken steps to retain the services of the Fund’s portfolio manager on a sub-advisory basis, subject to shareholder approval.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton*	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[5]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris’ information is as of July 1, 2006, the effective date of her trusteeship.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

* Shirley L. Fulton served as Trustee through November 20, 2006.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of September 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

564349 rv4 12/2006

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564349 rv4 12/2006

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III, K. Dun Gifford and Patricia B. Norris have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the two series of the Registrant’s annual financial statements for the fiscal years ended October 31, 2006 and October 31, 2005, and fees billed for other services rendered by KPMG LLP.

	2006	2005
Audit fees	$43,200	$40,607
Audit -related fees	0	0

Audit and audit-related fees	$43,200	$40,607
Tax fees (1)	$1,050	0
Non-audit fees (2)	0	0

Total fees	$44,250	$40,607

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review.

(2) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: December 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: December 26, 2006

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: December 26, 2006